Borrowings and debt (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of short term borrowings [Line Items]
Total short-term borrowings	$ 1,975,174	$ 1,062,223
Total short-term debt	45,930	10,500
Total short-term borrowings and debt	2,021,104	1,072,723
Average outstanding balance during the year	1,095,530	710,021
Maximum outstanding balance at any month - end	2,021,104	1,072,723
US dollar [Member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	1,926,000	1,044,500
Mexican peso [Member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	95,104	28,223
Fixed interest rate [member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings	695,500	429,069
Total short-term debt	2,700	$ 10,500
Fixed interest rate [member] | Mexican peso [Member] | Short-term borrowings [member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate		7.92%
Floating interest rate [member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings	1,279,674	$ 633,154
Total short-term debt	$ 43,230	$ 0
Bottom of range [member] | Fixed interest rate [member] | Short term borrowings and debt [Member] | US dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	2.74%	1.60%
Bottom of range [member] | Floating interest rate [member] | Short term borrowings and debt [Member] | US dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	2.72%	1.77%
Bottom of range [member] | Floating interest rate [member] | Short term borrowings and debt [Member] | Mexican peso [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	8.49%	7.68%
Weighted Average [Member] | Short term borrowings and debt [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	3.18%	2.16%
Weighted Average [Member] | During the Year [Member] | Short term borrowings and debt [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	3.00%	1.66%
Top of range [member] | Fixed interest rate [member] | Short term borrowings and debt [Member] | US dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	3.30%	1.95%
Top of range [member] | Floating interest rate [member] | Short term borrowings and debt [Member] | US dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	3.41%	2.08%
Top of range [member] | Floating interest rate [member] | Short term borrowings and debt [Member] | Mexican peso [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	9.39%	7.89%